UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06265

Nuveen Pennsylvania Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:           4/30

Date of reporting period:         7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
	July 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 144.0% (100.0% of Total Investments)

	MUNICIPAL BONDS – 144.0% (100.0% of Total Investments)

	Consumer Staples – 0.4% (0.3% of Total Investments)
$ 2,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$ 2,681,780
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)
	Education and Civic Organizations – 17.2% (12.0% of Total Investments)
1,420	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	1,697,454
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
5,020	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/23 at 100.00	AA–	6,099,601
	Mellon University, Series 2013, 5.000%, 3/01/28
2,865	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne	3/23 at 100.00	A	2,975,675
	University, Series 2013A, 3.500%, 3/01/34
1,440	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	1,509,667
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
2,200	Crawford County Industrial Development Authority, Pennsylvania, College Revenue Bonds,	5/26 at 100.00	A–	2,160,268
	Allegheny College, Series 2016, 3.000%, 5/01/34
1,020	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series	5/24 at 100.00	Baa3	1,121,388
	2014, 5.000%, 5/01/37
750	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern University, Series	10/16 at 100.00	AA	752,588
	2006, 4.500%, 10/01/27 – RAAI Insured
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon
	University, Series 2007-GG3:
1,855	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	AA	1,887,184
500	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	AA	508,185
	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College,
	Series 2016OO2:
590	3.250%, 5/01/36	5/26 at 100.00	BBB+	592,071
1,815	3.500%, 5/01/41	5/26 at 100.00	BBB+	1,835,382
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 1999B:
815	0.000%, 11/01/16 – AMBAC Insured	No Opt. Call	N/R	812,131
815	0.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	795,758
815	0.000%, 11/01/18 – AMBAC Insured	No Opt. Call	N/R	778,268
815	0.000%, 11/01/19 – AMBAC Insured	No Opt. Call	N/R	760,468
5,235	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology,	5/22 at 100.00	A	6,023,182
	Series 2012, 5.000%, 5/01/32
2,155	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/20 at 100.00	BBB	2,348,648
	University, Series 2010, 5.625%, 4/01/40
835	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	AA	856,142
	RAAI Insured
1,465	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Holy Family University,	9/23 at 100.00	BBB–	1,627,820
	Series 2013A, 6.500%, 9/01/38
	Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College Revenue Bonds,
	Refunding Series 2014:
2,545	5.000%, 12/01/38	12/24 at 100.00	AA	3,095,942
2,080	5.000%, 12/01/44	12/24 at 100.00	AA	2,519,670
10,750	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	Aa3	11,553,885
	Higher Education, Series 2008AH, 5.000%, 6/15/33
1,195	Pennsylvania Higher Educational Facilities Authority, Philadelphia University Refunding	6/23 at 100.00	BBB	1,368,753
	Revenue Bonds, Refunding Series 2013, 5.000%, 6/01/32
2,400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing	11/21 at 100.00	A	2,753,112
	Program-Mount Aloysius College Project, Series 2011R-1, 5.000%, 11/01/35
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/21 at 100.00	A	1,747,980
	2011A, 5.250%, 5/01/41
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Gwynedd Mercy College,	5/22 at 100.00	BBB	1,114,160
	Series 2012-KK1, 5.375%, 5/01/42
320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University,	11/22 at 100.00	BBB	338,115
	Series 2012, 4.000%, 5/01/32
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/22 at 100.00	Aa3	2,320,180
	Series of 2012, 5.000%, 4/01/42
7,125	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	3/25 at 100.00	A1	8,533,470
	University, Refunding Series 2015A, 5.250%, 9/01/50
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	3/20 at 100.00	A1	2,220,220
	University, Series 2010, 5.000%, 3/01/40
760	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	9/22 at 100.00	A1	882,983
	University, Series 2012, 5.000%, 3/01/42
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the
	Sciences in Philadelphia, Series 2012:
1,030	4.000%, 11/01/39	11/22 at 100.00	A3	1,104,716
4,300	5.000%, 11/01/42	11/22 at 100.00	A3	5,013,585
1,310	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the	11/25 at 100.00	A3	1,550,529
	Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/36
1,540	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	No Opt. Call	A–	1,801,307
	Series 2013A, 5.500%, 7/15/38
3,005	Pennsylvania State University, Revenue Bonds, Series 2010, 5.000%, 3/01/35	3/20 at 100.00	Aa1	3,418,758
554	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership	10/16 at 100.00	N/R	6
	Learning Partners, Series 2005A, 5.375%, 7/01/36 (4)
4,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	6/20 at 100.00	BB–	4,833,630
	Performing Arts Charter School, Series 2013, 6.750%, 6/15/43
500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen	10/16 at 100.00	N/R	500,445
	Preparatory Charter School, Series 2006, 6.250%, 5/01/33
2,320	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, Revenue Bonds, University of	5/26 at 100.00	A–	2,742,101
	Scranton, Series 2016, 5.000%, 11/01/37
5,000	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton	3/21 at 100.00	A1	5,860,250
	County Area Community College, Series 2011, 5.500%, 3/01/31
1,110	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Westmoreland	10/25 at 100.00	AA	1,118,381
	County Community College, Series 2016A, 3.000%, 10/15/35 – AGM Insured
1,100	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A–	1,251,690
	2010, 5.000%, 11/01/40
	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton,
	Series 2015A:
1,890	5.000%, 11/01/32	11/25 at 100.00	A–	2,269,550
740	5.000%, 11/01/33	11/25 at 100.00	A–	885,232
740	4.000%, 11/01/35	11/25 at 100.00	A–	810,670
95,739	Total Education and Civic Organizations			106,751,200
	Health Care – 26.6% (18.5% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley
	General Hospital, Series 2005A:
2,170	5.000%, 4/01/25	10/16 at 100.00	B2	2,171,237
4,160	5.125%, 4/01/35	10/16 at 100.00	B2	4,160,541
	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System,
	Inc., Series 2012:
4,010	5.000%, 5/15/26	5/21 at 100.00	A+	4,640,131
1,910	5.000%, 5/15/27	5/21 at 100.00	A+	2,200,931
2,000	5.000%, 5/15/28	5/21 at 100.00	A+	2,295,420
3,300	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical	5/22 at 100.00	AA–	3,588,849
	Center Project, Series 2012A, 4.500%, 11/01/41
4,000	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Refunding	12/21 at 100.00	AA–	4,656,040
	Series 2011, 5.375%, 12/01/41
	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical
	Center Project, Series 2016A:
705	5.000%, 11/15/41	11/25 at 100.00	A	846,783
1,485	5.000%, 11/15/46	11/25 at 100.00	A	1,774,144
1,595	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,788,202
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health
	System Project, Refunding Series 2016A:
1,275	5.000%, 6/01/34	6/26 at 100.00	A+	1,558,305
360	5.000%, 6/01/35	6/26 at 100.00	A+	436,835
3,400	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A+	3,899,800
	System Project, Series 2012A, 5.000%, 6/01/42
1,500	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	7/23 at 100.00	BBB	1,706,325
	5.000%, 7/01/28
3,000	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Ba2	3,219,420
	Center Project, Series 2010A, 7.000%, 7/01/27
850	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	AA	885,981
	2007, 5.000%, 11/01/37 – CIFG Insured
6,840	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg	7/20 at 100.00	A+	7,833,168
	Hospital Project, Series 2010, 5.375%, 7/01/42
4,555	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger	6/24 at 100.00	AA	5,364,469
	Health System, Series 2014A, 5.000%, 6/01/41
1,370	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional	6/23 at 100.00	Ba1	1,594,283
	Medical Center, Series 2014A, 6.000%, 6/01/39
4,200	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System,	8/26 at 100.00	AA–	5,094,264
	Refunding Series 2016B, 5.000%, 8/15/46
3,000	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System,	8/26 at 100.00	AA–	3,650,610
	Series 2016A, 5.000%, 8/15/42
7,660	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AA	8,190,149
	Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured
2,565	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	No Opt. Call	A+	2,705,331
	Health Network, Series 2012B, 4.000%, 7/01/43
4,600	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	No Opt. Call	A	4,951,532
	Series 2012, 4.000%, 11/01/32
	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,
	Series 2016:
1,265	3.000%, 11/01/36	5/26 at 100.00	A	1,245,102
2,900	4.000%, 11/01/41	5/26 at 100.00	A	3,132,116
4,240	4.000%, 11/01/46	5/26 at 100.00	A	4,568,218
	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health
	System Project, Series 2009A:
6,000	5.500%, 7/01/28	7/19 at 100.00	A–	6,766,380
2,700	5.750%, 7/01/39	7/19 at 100.00	A–	3,066,336
	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,
	Series 2012A:
365	4.000%, 1/01/25	1/22 at 100.00	A	398,890
3,000	5.000%, 1/01/41	1/22 at 100.00	A	3,343,410
1,660	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	A	1,687,124
	Series 2007, 5.125%, 1/01/37
3,730	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	6/22 at 100.00	A	4,309,194
	Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31
925	Montgomery County Industrial Development Authority, Pennsylvania, Health Facilities Revenue	4/22 at 100.00	AA	1,043,428
	Bonds, Jefferson Health System, Series 2012A, 5.000%, 10/01/41
7,500	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds,	1/25 at 100.00	Baa2	8,610,750
	Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
4,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh	7/23 at 100.00	Aa3	4,629,200
	Medical Center Health System, Series 2013A, 5.000%, 7/01/43
3,100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/22 at 100.00	AA–	3,558,459
	Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42
2,440	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	AA	3,533,462
	Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 2015-XF0114,
	12.629%, 7/01/19 (IF)
4,650	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BBB–	5,232,459
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A,
	5.625%, 7/01/42
	Pocono Mountains Industrial Park Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke’s
	Hospital -Monroe Project, Series 2015A:
3,000	5.000%, 8/15/40	2/25 at 100.00	A–	3,497,190
1,425	4.000%, 8/15/45	2/25 at 100.00	A–	1,535,594
600	Saint Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health	11/20 at 100.00	AA	676,338
	East, Series 2010A, 5.000%, 11/15/40
3,000	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group,	6/24 at 100.00	Aa3	3,514,500
	Refunding Series 2014A, 5.000%, 6/01/44
	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community
	Hospital Project, Refunding and Improvement Series 2011:
3,130	6.875%, 8/01/31	8/21 at 100.00	A–	3,791,056
2,500	7.000%, 8/01/41	8/21 at 100.00	A–	3,021,650
3,470	Washington County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Washington	7/23 at 100.00	A–	4,013,437
	Hospital Project, Series 2013A, 5.000%, 7/01/28
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2011:
325	6.250%, 1/01/31	1/21 at 100.00	AA	390,501
4,555	6.500%, 1/01/36	1/21 at 100.00	AA	5,478,253
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B:
1,635	5.625%, 1/01/32	1/22 at 100.00	AA	1,966,987
1,970	5.750%, 1/01/41	1/22 at 100.00	AA	2,356,750
575	Westmoreland County Industrial Development Authority, Pennsylvania, Health System Revenue	7/20 at 100.00	A3	638,658
	Bonds, Excela Health Project, Series 2010A, 5.125%, 7/01/30
145,170	Total Health Care			165,218,192
	Housing/Multifamily – 1.4% (1.1% of Total Investments)
160	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds,	8/23 at 100.00	Baa3	175,411
	University Student Housing, LLC Project at West Chester University Series 2013A,
	5.000%, 8/01/45
1,235	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services	No Opt. Call	BBB–	1,367,231
	Inc.– Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/46
1,900	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services	7/25 at 100.00	BBB–	2,123,421
	Inc.– Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/47
1,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	1,427,257
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student
	Housing at Indiana University, Project Series 2012A:
1,000	5.000%, 7/01/27	7/22 at 100.00	BBB+	1,163,420
750	5.000%, 7/01/32	7/22 at 100.00	BBB+	861,953
370	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University	No Opt. Call	BBB–	405,098
	Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania,
	Series 2012, 5.000%, 10/01/44
270	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties	7/26 at 100.00	Baa3	318,306
	Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A,
	5.000%, 7/01/31 (WI/DD, Settling 8/01/16)
1,760	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/17 at 100.00	Baa3	1,780,363
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
8,745	Total Housing/Multifamily			9,622,460
	Housing/Single Family – 7.9% (5.5% of Total Investments)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A:
1,355	4.600%, 10/01/27 (Alternative Minimum Tax)	10/16 at 100.00	AA+	1,363,523
2,455	4.600%, 10/01/27 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	2,470,442
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
4,595	3.300%, 10/01/32	No Opt. Call	AA+	4,763,176
2,265	3.650%, 10/01/37	No Opt. Call	AA+	2,352,610
2,265	3.700%, 10/01/42	No Opt. Call	AA+	2,374,898
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-116B:
2,330	3.950%, 10/01/40	10/24 at 100.00	AA+	2,444,450
3,315	4.000%, 4/01/45	10/24 at 100.00	AA+	3,487,181
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-117B:
3,290	3.900%, 10/01/35	10/24 at 100.00	AA+	3,493,289
2,465	4.050%, 10/01/40	10/24 at 100.00	AA+	2,614,527
4,320	4.150%, 10/01/45	10/24 at 100.00	AA+	4,590,518
7,185	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-118B,	4/25 at 100.00	AA+	7,687,950
	4.100%, 10/01/45
2,045	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-119,	4/25 at 100.00	AA+	2,119,336
	3.500%, 10/01/36
7,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120,	10/25 at 100.00	AA+	7,041,930
	3.200%, 4/01/40
1,050	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bond	10/22 at 100.00	AA+	1,378,524
	Trust 2015-XF0066, 13.095%, 10/01/33 (Alternative Minimum Tax) (IF)
600	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bond	10/22 at 100.00	AA+	709,008
	Trust 2015-XF0109, 9.734%, 4/01/33 (IF) (5)
46,535	Total Housing/Single Family			48,891,362
	Industrials – 1.1% (0.7% of Total Investments)
750	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	B	754,815
	Steel Corporation, Series 2005, 5.500%, 11/01/16
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
	Bonds, Amtrak Project, Series 2012A:
2,495	5.000%, 11/01/23 (Alternative Minimum Tax)	11/22 at 100.00	A1	2,914,584
545	5.000%, 11/01/27 (Alternative Minimum Tax)	11/22 at 100.00	A1	624,554
2,000	5.000%, 11/01/41 (Alternative Minimum Tax)	11/22 at 100.00	A1	2,236,180
5,790	Total Industrials			6,530,133
	Long-Term Care – 5.1% (3.5% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community
	at Telford Center, Series 2007:
470	5.750%, 1/01/27	1/17 at 100.00	N/R	473,854
760	5.750%, 1/01/37	1/17 at 100.00	N/R	765,016
230	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson	12/25 at 100.00	N/R	242,082
	Senior Services Project, Series 2015A, 5.000%, 12/01/35
	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social
	Ministries Project, Series 2016:
985	5.000%, 1/01/28	1/26 at 100.00	BBB+	1,193,790
1,070	5.000%, 1/01/29	1/26 at 100.00	BBB+	1,290,805
735	5.000%, 1/01/30	1/26 at 100.00	BBB+	883,264
300	3.250%, 1/01/36	1/26 at 100.00	BBB+	304,017
2,015	3.250%, 1/01/39	1/26 at 100.00	BBB+	2,019,030
500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	564,025
	Ministries Project, Series 2009, 6.375%, 1/01/39
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social
	Ministries Project, Series 2015:
4,380	4.000%, 1/01/33	1/25 at 100.00	BBB+	4,770,127
5,740	5.000%, 1/01/38	1/25 at 100.00	BBB+	6,716,718
2,030	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010,	6/17 at 100.00	BBB	2,088,078
	5.000%, 6/01/21
640	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic	5/25 at 100.00	A	760,384
	Villages Project, Series 2015, 5.000%, 11/01/35
530	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s	4/22 at 100.00	BB+	564,938
	Retirement Community, Inc., Series 2012, 5.000%, 4/01/33
370	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	380,060
	Series 2008A, 6.375%, 7/01/30
1,250	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis Homes Retirement	7/25 at 100.00	BBB–	1,427,050
	Community Project, Refunding Series 2015A, 5.000%, 7/01/45
	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village
	Project, Series 2013:
1,000	5.375%, 5/01/28	5/23 at 100.00	BBB	1,146,950
1,665	5.750%, 5/01/35	5/23 at 100.00	BBB	1,921,560
1,500	Langhorne Manor Boro Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Woods	11/18 at 100.00	A–	1,534,470
	Services Project, Series 2013, 4.000%, 11/15/38
2,115	Montgomery Count Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS	5/22 at 100.00	A–	2,457,334
	Retirement-Life Communities, Inc., Refunding Series 2012, 5.000%, 11/15/26
28,285	Total Long-Term Care			31,503,552
	Materials – 1.2% (0.8% of Total Investments)
6,455	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	7,289,373
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
	Tax Obligation/General – 28.9% (20.0% of Total Investments)
3,930	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	AA–	4,629,697
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-72:
2,780	5.250%, 12/01/32	12/23 at 100.00	AA–	3,421,485
2,000	5.250%, 12/01/33	12/23 at 100.00	AA–	2,453,820
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-74:
1,750	5.000%, 12/01/32	12/24 at 100.00	AA–	2,114,000
1,285	5.000%, 12/01/34	12/24 at 100.00	AA–	1,546,857
5,100	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012,	12/22 at 100.00	AA–	6,065,532
	5.000%, 12/01/37
	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds,
	Refunding Series 2016:
1,500	4.000%, 8/01/31	8/26 at 100.00	Aa2	1,716,660
1,500	4.000%, 8/01/32	8/26 at 100.00	Aa2	1,710,915
1,255	4.000%, 8/01/33	8/26 at 100.00	Aa2	1,429,069
1,950	Boyertown Area School District, Berks and Montgomery Counties, Pennsylvania, General	4/24 at 100.00	AA	2,310,789
	Obligation Bonds, Series 2015, 5.000%, 10/01/38
3,000	Bristol Township School District, Bucks County, Pennsylvania, General Obligation Bonds, Series	6/23 at 100.00	A3	3,536,190
	2013, 5.250%, 6/01/43
	Canon-McMillan School District, Washington County, Pennsylvania, General Obligation Bonds,
	Series 2014D:
3,000	5.000%, 12/15/37	12/24 at 100.00	AA	3,601,290
1,075	5.000%, 12/15/38 – BAM Insured	12/24 at 100.00	AA	1,290,462
1,100	5.000%, 12/15/39	12/24 at 100.00	AA	1,321,397
	Centre County, Pennsylvania, General Obligation Bonds, Series 2012B:
310	4.000%, 7/01/24	7/20 at 100.00	AA	341,093
1,430	4.000%, 7/01/25	7/20 at 100.00	AA	1,566,536
915	4.000%, 7/01/26	7/20 at 100.00	AA	998,530
650	Cranberry Township, Pennsylvania, General Obligation Bonds, Refunding Series 2015,	10/25 at 100.00	Aa1	690,820
	3.250%, 10/01/32
10,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A+	10,461,400
	Series 2002, 5.750%, 7/01/17 (UB)
7,450	Erie City School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2000,	No Opt. Call	N/R	4,532,580
	0.000%, 9/01/30 – AMBAC Insured
6,680	Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding	10/22 at 100.00	Aa3	7,297,165
	Series 2012, 4.000%, 10/15/32
6,225	Lehighton Area School District, Carbon County, Pennsylvania, General Obligation Bonds, Limited	11/23 at 100.00	AA	7,306,469
	Tax Series 2015A, 5.000%, 11/15/43 – BAM Insured
1,260	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/16 –	No Opt. Call	AA–	1,278,169
	FGIC Insured
2,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2008B, 5.000%, 12/15/27 –	6/18 at 100.00	AA	2,130,880
	AGM Insured
	North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds,
	Series 2015:
5,000	5.000%, 5/01/31	5/25 at 100.00	AA	6,118,200
4,000	5.000%, 5/01/32	5/25 at 100.00	AA	4,880,280
2,875	5.000%, 5/01/33	5/25 at 100.00	AA	3,497,495
2,620	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	3,243,429
	Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/30 – AGM Insured
5,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,067,500
	Philadelphia, Series 2006B, 5.000%, 6/01/33 – AGM Insured
9,665	Pennsylvania State, General Obligation Bonds, Tender Option Bond Trust 2015-XF0084,	No Opt. Call	AA–	10,387,652
	11.900%, 9/01/16 (IF)
3,925	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	AA–	4,813,816
	6/01/34 – FGIC Insured
3,345	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+	4,021,158
745	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	9/22 at 100.00	AA	896,980
	2014A, 5.000%, 9/01/25 – BAM Insured
	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B:
2,590	5.000%, 9/01/25	9/22 at 100.00	A+	3,118,360
6,790	5.000%, 9/01/26	9/22 at 100.00	A+	8,140,192
2,925	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AA	2,937,490
	Pocono Mountain School District, Monroe County, Pennsylvania, General Obligation Bonds,
	Refunding Series 2016:
1,010	3.125%, 9/01/32 – AGM Insured	9/25 at 100.00	AA	1,065,651
2,035	3.300%, 9/01/34 – AGM Insured	9/25 at 100.00	AA	2,145,908
2,485	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	2/18 at 100.00	Aa1	2,527,146
	Series 2012, 3.000%, 2/15/34
1,000	Radnor Township, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/37	11/22 at 100.00	Aa1	1,093,000
11,440	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	AA–	7,448,126
	0.000%, 1/15/32 – FGIC Insured
1,005	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	1,131,600
1,130	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	1,200,602
1,150	South Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	2/20 at 100.00	AA	1,190,814
	2014, 3.375%, 8/01/32 – BAM Insured
1,890	State College Area School District, Centre County, Pennsylvania, General Obligation Bonds,	No Opt. Call	Aa1	2,326,307
	Refunding Series 2015B, 5.000%, 5/15/23
21,000	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Philadelphia	No Opt. Call	AA	27,660,990
	School District Project, Series 2003, 5.500%, 6/01/28 – AGM Insured (UB) (5)
	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania,
	Guaranteed Lease Revenue Bonds, Series 2016A:
285	5.000%, 11/15/21	No Opt. Call	BB	305,055
170	5.000%, 11/15/28	5/24 at 100.00	BB	182,573
162,225	Total Tax Obligation/General			179,152,129
	Tax Obligation/Limited – 10.7% (7.4% of Total Investments)
1,675	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	10/16 at 100.00	N/R	1,675,419
	Project, Series 2004, 5.600%, 7/01/23
1,475	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/22 at 100.00	Baa2	1,622,854
	Bonds, Series 2012A, 5.000%, 5/01/35
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,670	5.250%, 1/01/36	1/22 at 100.00	A	1,831,289
655	5.125%, 1/01/42	1/22 at 100.00	A	711,684
	Harrisburg Redevelopment Authority, Dauphin County, Pennsylvania, Guaranteed Revenue Bonds,
	Series 1998B:
1,750	0.000%, 5/01/22 – AGM Insured	11/16 at 77.54	AA	1,325,555
2,750	0.000%, 11/01/22 – AGM Insured	11/16 at 75.56	AA	2,029,940
2,750	0.000%, 5/01/23 – AGM Insured	11/16 at 73.59	AA	1,972,438
1,746	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue	7/24 at 100.00	N/R	1,880,093
	Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue
	Bonds, Series 2010A:
1,755	5.500%, 12/01/34	12/20 at 100.00	AA–	2,046,295
3,900	5.000%, 12/01/38	12/19 at 100.00	AA–	4,365,504
3,180	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA–	3,711,601
	Revenue Bonds, Series 2012A, 5.000%, 12/01/31
7,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/23 at 100.00	AA–	8,366,050
	Revenue Bonds, Series 2013B-1, 5.250%, 12/01/43
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special
	Revenue Bonds, Series 2014A:
2,650	0.000%, 12/01/37 (6)	No Opt. Call	AA–	2,383,622
4,000	0.000%, 12/01/44 (6)	No Opt. Call	AA–	3,596,560
4,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA–	4,574,160
	Revenue, Series 2011B, 5.000%, 12/01/41
5,125	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A,	12/18 at 100.00	AA	5,602,343
	5.000%, 12/01/32 – NPFG Insured
2,200	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AA	2,392,720
	7/15/18 – AGM Insured
5,530	Philadelphia Authority For Industrial Development, Pennsylvania, Revenue Bonds, Cultural and	12/25 at 100.00	A+	6,674,931
	Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/30
3,820	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/22 at 100.00	AA	4,499,349
	Excise Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/26 – AGC Insured
4,225	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%,	No Opt. Call	CC	4,446,770
	7/01/29 – AMBAC Insured
440	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax	7/17 at 100.00	N/R	445,738
	Increment Bonds, Series 2006A, 5.450%, 7/01/35
62,296	Total Tax Obligation/Limited			66,154,915
	Transportation – 9.5% (6.6% of Total Investments)
3,280	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A	3,697,839
	5.000%, 1/01/40
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port
	District Project, Series 2012:
1,270	5.000%, 1/01/22	No Opt. Call	A–	1,461,313
2,425	5.000%, 1/01/23	No Opt. Call	A–	2,834,292
2,310	5.000%, 1/01/24	No Opt. Call	A–	2,680,201
205	5.000%, 1/01/25	No Opt. Call	A–	237,470
3,980	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	4,681,793
	Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured
12,100	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	15,303,111
	0.000%, 12/01/38 (6)
820	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series	6/26 at 100.00	A3	969,535
	2016B-2, 5.000%, 6/01/39
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2014C, 5.000%, 12/01/44	No Opt. Call	A1	3,571,230
9,895	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	11,816,312
2,475	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	2,746,978
	2010B-1, 5.000%, 12/01/37
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%,	6/26 at 100.00	AA	2,691,980
	6/01/33 – AGM Insured
1,865	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.250%, 6/15/28	6/20 at 100.00	A	2,108,923
2,080	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	9/16 at 100.00	AA–	2,080,125
	5.000%, 9/15/33 – FGIC Insured
2,250	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2007,	6/17 at 100.00	AA	2,256,570
	5.250%, 6/01/39 – RAAI Insured
49,955	Total Transportation			59,137,672
	U.S. Guaranteed – 15.6% (10.9% of Total Investments) (7)
25	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	N/R (7)	25,407
	2005, 6.000%, 11/15/16 (ETM)
6,025	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	8/19 at 100.00	Aa2 (7)	6,801,201
	2009, 5.000%, 8/01/29 (Pre-refunded 8/01/19)
4,100	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical	11/21 at 100.00	A (7)	5,379,036
	Center Project, Series 2011, 7.000%, 11/15/46 (Pre-refunded 11/15/21)
4,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R (7)	5,115,195
	Ministries Project, Series 2009, 6.375%, 1/01/39 (Pre-refunded 1/01/19)
6,505	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	N/R (7)	6,627,034
	Ministries, Series 2007, 5.000%, 1/01/36 (Pre-refunded 1/01/17)
1,875	Heidelberg, Lebanon County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2011, 5.125%,	12/16 at 100.00	AA– (7)	1,904,925
	12/01/46 (Pre-refunded 12/01/16)
3,385	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster	1/22 at 100.00	AA– (7)	5,549,369
	General Hospital Project, Tender Option Bond Trust 2015-XF0064, 12.638%, 1/01/36
	(Pre-refunded 1/01/22) (IF)
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes
	Project, Series 2006:
1,550	5.000%, 11/01/26 (Pre-refunded 11/01/16)	11/16 at 100.00	N/R (7)	1,567,531
1,565	5.000%, 11/01/31 (Pre-refunded 11/01/16)	11/16 at 100.00	N/R (7)	1,582,700
1,050	5.000%, 11/01/36 (Pre-refunded 11/01/16)	11/16 at 100.00	N/R (7)	1,061,876
3,775	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster	3/17 at 100.00	AA– (7)	3,880,247
	General Hospital Project, Series 2007A, 5.000%, 3/15/26 (Pre-refunded 3/15/17)
	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,
	Series 2007:
9,850	5.000%, 11/01/30 (Pre-refunded 11/01/17) – AGC Insured	11/17 at 100.00	AA (7)	10,406,327
2,180	5.000%, 11/01/37 (Pre-refunded 11/01/17) – AGC Insured	11/17 at 100.00	AA (7)	2,303,126
	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds,
	Series 2007:
200	5.000%, 9/01/23 (Pre-refunded 9/01/17)	9/17 at 100.00	N/R (7)	209,808
60	5.000%, 9/01/23 (Pre-refunded 9/01/17)	9/17 at 100.00	Aaa	62,942
1,115	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	N/R (7)	1,316,893
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
	(Pre-refunded 8/01/20)
	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint
	Lukes Hospital Project, Series 2008A:
1,235	5.250%, 8/15/23 (Pre-refunded 8/15/18)	8/18 at 100.00	A– (7)	1,351,189
2,000	5.500%, 8/15/35 (Pre-refunded 8/15/18)	8/18 at 100.00	A– (7)	2,198,300
4,210	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	N/R (7)	4,778,771
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)
6,220	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	AA– (7)	6,568,880
	2007A, 5.000%, 5/01/37 (Pre-refunded 11/01/17) – NPFG Insured
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/17 at 100.00	N/R (7)	5,205,550
	Foundation Inc., Series 2007A, 5.000%, 7/01/39 (Pre-refunded 7/01/17) – SYNCORA
	GTY Insured
5,060	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18	10/16 at 100.00	AA– (7)	5,099,974
	(Pre-refunded10/01/16)
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne
	Charter High School, Series 2006A:
1,550	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (7)	1,580,241
1,650	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (7)	1,683,050
385	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AA– (7)	438,061
	NPFG Insured (ETM)
7,165	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (7)	8,285,319
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
2,125	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	AA+ (7)	2,346,659
	Revenue Bonds, Presbyterian Medical Center of Philadelphia, Series 1993, 6.650%,
	12/01/19 (ETM)
1,470	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (7)	1,670,758
	5.500%, 7/01/19 – NPFG Insured (ETM)
40	Saint Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health	11/20 at 100.00	N/R (7)	47,022
	East, Series 2010A, 5.000%, 11/15/40 (Pre-refunded 11/15/20)
1,613	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley	7/20 at 100.00	N/R (7)	1,904,114
	Memorial Hospital, Series 2010, 5.500%, 7/01/29 (Pre-refunded 7/01/20)
87,483	Total U.S. Guaranteed			96,951,505
	Utilities – 8.0% (5.5% of Total Investments)
7,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BB+	7,467,000
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35
	(Mandatory put 4/02/18)
7,250	Delaware County Industrial Development Authority, Pennsylvania, Revenue Bonds, Covanta	7/20 at 100.00	Ba2	7,530,575
	Project, Refunding Series 2015A, 5.000%, 7/01/43
4,015	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue	12/19 at 100.00	A+	4,548,192
	Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39
2,220	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	9/25 at 100.00	B+	2,390,563
	Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
4,565	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua	10/19 at 100.00	AA–	5,091,573
	Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39
5,000	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua	11/19 at 100.00	AA–	5,593,150
	Pennsylvania, Inc. Project, Series 2009B, 5.000%, 11/15/40
2,735	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015,	8/25 at 100.00	A–	3,329,261
	5.000%, 8/01/29
12,885	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	A–	13,461,087
	AMBAC Insured
46,170	Total Utilities			49,411,401
	Water and Sewer – 10.4% (7.2% of Total Investments)
	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2015:
3,325	5.000%, 12/01/40	12/25 at 100.00	A1	3,982,785
3,320	5.000%, 12/01/45	12/25 at 100.00	A1	3,943,463
	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond
	Trust 2015-XF0123:
1,665	12.189%, 12/01/19 – AGM Insured (IF) (5)	No Opt. Call	AA	2,514,949
825	12.178%, 12/01/19 – AGM Insured (IF) (5)	No Opt. Call	AA	1,202,388
	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue
	Bonds, Series 2015:
1,110	5.000%, 5/01/40	5/25 at 100.00	Aa3	1,332,755
2,215	4.000%, 5/01/45	5/25 at 100.00	Aa3	2,458,185
	Easton, Pennsylvania, Area Joint Sewer Authority, Water and Sewer Revenue Bonds, Series 2015:
1,090	3.125%, 12/01/32 – BAM Insured	12/23 at 100.00	AA	1,139,497
705	3.125%, 12/01/33 – BAM Insured	12/23 at 100.00	AA	733,017
1,155	3.200%, 12/01/34 – BAM Insured	12/23 at 100.00	AA	1,204,931
	Findlay Township Municipal Authority, Allegheny County, Pennsylvania, Revenue Bonds,
	Series 2015:
390	3.125%, 12/15/32 – BAM Insured	12/20 at 100.00	AA	394,583
665	3.375%, 12/15/35 – BAM Insured	12/20 at 100.00	AA	674,802
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,
	Capital Appreciation Series 2013B:
7,295	0.000%, 12/01/34	No Opt. Call	A	4,093,954
4,420	0.000%, 12/01/35	No Opt. Call	A	2,380,789
12,500	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,	12/23 at 100.00	A	14,755,124
	Series 2013A, 5.125%, 12/01/47
1,100	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB+	1,219,196
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
6,560	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	7,526,616
2,500	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2013A, 5.125%, 1/01/43	1/22 at 100.00	A1	2,891,175
5,000	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds,	9/23 at 100.00	A	6,006,700
	First Lien Series 2013B, 5.250%, 9/01/40
2,840	Robinson Township Municipal Authority, Allegheny County, Pennsylvania, Water and Sewer Revenue	11/19 at 100.00	AA	2,910,404
	Bonds, Series 2014, 4.000%, 5/15/40 – BAM Insured
1,930	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Tender	8/23 at 100.00	A+	3,263,939
	Option Bond Trust 2016-XF1058, 15.770%, 8/15/37 (IF) (5)
60,610	Total Water and Sewer			64,629,252
$ 807,458	Total Long-Term Investments (cost $806,105,209)			893,924,926
	Floating Rate Obligations – (3.7)%			(22,970,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (7.7)% (8)			(48,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (35.0)% (9)			(217,500,000)
	Other Assets Less Liabilities – 2.4%			15,397,433
	Net Assets Applicable to Common Shares – 100%			$ 620,852,359

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$893,924,926	$ —	$893,924,926

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $783,186,313.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$89,298,535
Depreciation	(1,529,929)
Net unrealized appreciation (depreciation) of investments	$87,768,606

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 5.4%.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 24.3%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Investment Quality Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2016